Revenue - Contract balances (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Contract assets	$ 4,135	$ 35,027
Contract liabilities	1,944	59
Long-term contract liabilities (included in other long-term obligations)	19,027	16,114
Contract liabilities	20,971	16,173
Performance Obligation
Revenue (derecognized) recognized	$ (8,377)	$ 2,598